Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	€ 3,188	€ 57
Social Security Costs Receivables	1	4
Value added tax receivables	1,288	1,038
Grants Receivables	4	5
Other receivables	126	852
Total trade and other receivables	15,906	7,239
Total trade and other current receivables	15,906	7,236
Total trade and other non-current receivables	0	3
Research Tax Credit Receivable	11,299	5,282
Disclosure of trade and other receivables [Line Items]
Other receivables	126	€ 852
Increase (Decrease) of Research Tax Credit Receivable	6,017
Credit notes
Trade and other receivables [abstract]
Other receivables	752
Disclosure of trade and other receivables [Line Items]
Other receivables	€ 752